DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE LIABILITIES
Schedule of Estimated Fair Values of Liabilities Measured on Recurring Basis
	Nine Months ended	Year ended
	September 30	December 31,
	2025	2024
Term	0.05 - 1.00 years	0.01 - 1.12 years
Expected average volatility	95% - 334%	0% - 304%
Expected dividend yield	-	-
Risk-free interest rate	3.68% -4.31%	3.96% -5.39%

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Term	0.01 - 1.12 years	0.6 - 1.00 years
Expected average volatility	0% - 304%	262 - 365%
Expected dividend yield	-	-
Risk-free interest rate	3.96% -5.39%	4.79% - 5.46%

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
Term	0.6 - 1.00 years	-
Expected average volatility	262 - 365%	0%
Expected dividend yield	-	-
Risk-free interest rate	4.79% - 5.46%	0.00%

Schedule of Changes in Derivative Liabilities
Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$319,337

Addition of new derivatives recognized as debt discounts	(275,010)
Addition of new derivatives recognized as warrant	510,000
Addition of new derivatives recognized as loss on derivatives	13,010,530
Gain on change in fair value of the derivative	(11,700,657)
Balance - September 30, 2025	$1,864,200

Balance - December 31, 2023	$32,241

Addition of new derivatives recognized as debt discounts	319,436
Addition of new derivatives recognized as loss on derivatives	54,863
Gain on change in fair value of the derivative	(87,203)
Balance - December 31, 2024	$319,337

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2022	$-

Addition of new derivatives recognized as debt discounts	28,000
Addition of new derivatives recognized as loss on derivatives	2,935
Loss on change in fair value of the derivative	1,306
Balance - December 31, 2023	$32,241

Schedule of Aggregate Loss on Derivatives
	Nine Months Ended
	September 30,
	2025	2024
Day one loss due to derivative liabilities on convertible note	$13,010,530	$64,540
Gain on change in fair value of the derivative liabilities	(11,700,657)	(39,861)
	$1,309,873	$24,679

	Year Ended
	December 31
	2024	2023
Day one loss due to derivative liabilities on convertible note	$54,863	$2,935
Gain on change in fair value of the derivative liabilities	(87,203)	1,306
	$(32,340)	$4,241

	Year Ended
	December 31
	2023	2022
Day one loss due to derivative liabilities on convertible note	$2,935	$-
Loss on change in fair value of the derivative liabilities	1,306	-
	$4,241	$-